Gain or loss on fair value hedges (Details) - Cash Flow Hedges - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)		₩ (249,602)	₩ (357,062)
Gains (losses) on fair value hedges (hedging instruments)		245,079	358,335
Hedge ineffectiveness recognized in profit or loss	[1]	(4,523)	1,273
Interest rate risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)		(228,266)	(370,787)
Gains (losses) on fair value hedges (hedging instruments)		233,008	377,121
Hedge ineffectiveness recognized in profit or loss	[1]	4,742	6,334
Foreign exchange risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)		(21,336)	13,725
Gains (losses) on fair value hedges (hedging instruments)		12,071	(18,786)
Hedge ineffectiveness recognized in profit or loss	[1]	₩ (9,265)	₩ (5,061)

[1]	Ineffective portion of hedge: The difference between hedging instruments and hedged items.